Employee Benefit Plans - Pension Plan Investment Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 4,906	$ 4,689	$ 4,942
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,090	1,014	997
Fair Value, Measurements, Recurring | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,906	4,689
Fair Value, Measurements, Recurring | Domestic pension benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,493	1,473
Fair Value, Measurements, Recurring | Domestic pension benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	137	132
Fair Value, Measurements, Recurring | Domestic pension benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	367	318
Fair Value, Measurements, Recurring | Domestic pension benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,115	1,181
Fair Value, Measurements, Recurring | Domestic pension benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	523	450
Fair Value, Measurements, Recurring | Domestic pension benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	66	20
Fair Value, Measurements, Recurring | Domestic pension benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	77
Fair Value, Measurements, Recurring | Domestic pension benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	823	726
Fair Value, Measurements, Recurring | Domestic pension benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	48	39
Fair Value, Measurements, Recurring | Domestic pension benefits | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	135
Fair Value, Measurements, Recurring | Domestic pension benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	60
Fair Value, Measurements, Recurring | Domestic pension benefits | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	138	153
Fair Value, Measurements, Recurring | Domestic pension benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	48	60
Fair Value, Measurements, Recurring | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,090	936
Fair Value, Measurements, Recurring | Foreign pension benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	95	136
Fair Value, Measurements, Recurring | Foreign pension benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	578	538
Fair Value, Measurements, Recurring | Foreign pension benefits | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	225	177
Fair Value, Measurements, Recurring | Foreign pension benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	120	5
Fair Value, Measurements, Recurring | Foreign pension benefits | Other assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	72	80
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,294	2,115
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,493	1,473
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	137	132
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	523	450
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	135
Fair Value, Measurements, Recurring | Level 1 | Domestic pension benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	60
Fair Value, Measurements, Recurring | Level 1 | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	491	432
Fair Value, Measurements, Recurring | Level 1 | Foreign pension benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	52
Fair Value, Measurements, Recurring | Level 1 | Foreign pension benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	371	375
Fair Value, Measurements, Recurring | Level 1 | Foreign pension benefits | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign pension benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	120	5
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,426	2,361
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	367	318
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,115	1,181
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	66	20
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	77
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	823	726
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	48	39
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
Fair Value, Measurements, Recurring | Level 2 | Domestic pension benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 2 | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	510	405
Fair Value, Measurements, Recurring | Level 2 | Foreign pension benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	95	84
Fair Value, Measurements, Recurring | Level 2 | Foreign pension benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	207	163
Fair Value, Measurements, Recurring | Level 2 | Foreign pension benefits | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	208	158
Fair Value, Measurements, Recurring | Level 2 | Foreign pension benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
Fair Value, Measurements, Recurring | Level 3 | Domestic pension benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	17	19
Fair Value, Measurements, Recurring | Level 3 | Foreign pension benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign pension benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign pension benefits | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	17	19
Fair Value, Measurements, Recurring | Level 3 | Foreign pension benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	17	19	$ 20
Fair Value, Measurements, Recurring | Level 3 | Foreign pension benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 0	$ 0